Key Management Compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Related party transaction payable	$ 126,183	$ 371,051
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Consulting fees	137,766	124,443
Related party transaction payable	101,167	141,815
Director and Chief Operating Officer
Disclosure of transactions between related parties [line items]
Consulting fees	60,000	60,000
Chief Operating Officer
Disclosure of transactions between related parties [line items]
Related party transaction payable	$ 25,016	$ 40,994